Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,705,456	$ 1,482,889
Cost of revenues (exclusive of depreciation and amortization shown below)	1,189,373	1,050,087
Selling, general and administrative expenses	358,238	305,222
Depreciation	27,695	22,774
Amortization of intangible assets	14,354	14,195
Goodwill impairment charge (note 7)	6,150
Acquisition-related items (note 3)	2,019	61
Operating earnings	107,627	90,550
Interest expense, net	9,867	9,152
Other income, net	(1,520)	(232)
Earnings before income tax	99,280	81,630
Income tax (note 12)	22,607	27,387
Net earnings	76,673	54,243
Non-controlling interest share of earnings	8,228	5,238
Non-controlling interest redemption increment (note 9)	15,367	15,408
Net earnings attributable to Company	$ 53,078	$ 33,597
Net earnings per common share (note 13)
Basic (in dollars per share)	$ 1.48	$ 0.93
Diluted (in dollars per share)	$ 1.45	$ 0.92